Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock, par value (in usd per share)	$ 0.0001	$ 0.0001
Common Stock, shares authorized (in shares)	250,000,000	250,000,000
Common stock, shares issued (in shares)	13,482,342	6,812,836
Common stock, shares outstanding (in shares)	13,482,342	6,812,836